Income Taxes (Summary Of Effective Income Tax Rate On Continuing Operations) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.K. statutory income tax rate	23.30%	24.50%	26.50%
Non-U.K. taxes	(13.70%)	(17.30%)	(18.10%)
Amortization of deferred charges associated with intercompany rig sales	0.10%	0.40%	0.80%
Redomestication related income taxes	0.00%	3.70%	0.00%
Valuation allowance	1.90%	4.80%	4.70%
Net expense (benefit) in connection with resolutions of tax issues and adjustments relating to prior years	0.60%	1.00%	0.80%
Other	0.60%	(0.10%)	0.40%
Effective income tax rate	12.80%	17.00%	15.10%